Fair value measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-term investments	$ 153	¥ 1,000	¥ 0	¥ 0
Impairment on acquired intangible assets and fixed assets		0	0	¥ 0
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, measured at fair value		0	0
Financial liabilities, measured at fair value		¥ 0	¥ 0